Schedule of Investments ─ IQ Winslow Focused Large Cap Growth ETF

January 31, 2023 (unaudited)

	Shares	Value
Common Stocks — 99.6%

Communication Services — 2.4%
Alphabet, Inc., Class C*	1,418	$141,616

Consumer Discretionary — 15.8%
Chipotle Mexican Grill, Inc.*	168	276,592
Dollar Tree, Inc.*	1,229	184,571
Hilton Worldwide Holdings, Inc.	1,848	268,126
Lululemon Athletica, Inc.*	646	198,245

Total Consumer Discretionary		927,534

Consumer Staples — 3.0%
Costco Wholesale Corp.	343	175,321

Energy — 4.1%
Schlumberger Ltd.	4,198	239,202

Financials — 3.7%
Moody's Corp.	682	220,115

Health Care — 19.0%
Danaher Corp.	771	203,837
Intuitive Surgical, Inc.*	800	196,552
UnitedHealth Group, Inc.	566	282,542
Veeva Systems, Inc., Class A*	964	164,410
Zoetis, Inc.	1,613	266,935

Total Health Care		1,114,276

Industrials — 9.4%
Deere & Co.	713	301,485
Union Pacific Corp.	1,239	252,991

Total Industrials		554,476

Information Technology — 38.2%
Analog Devices, Inc.	1,306	223,940
Apple, Inc.	1,064	153,525
ASML Holding NV	541	357,514
Intuit, Inc.	418	176,676
Mastercard, Inc., Class A	792	293,515
Microsoft Corp.	1,229	304,558
NVIDIA Corp.	980	191,463
Palo Alto Networks, Inc.*	971	154,039
ServiceNow, Inc.*	451	205,264
Visa, Inc., Class A(a)	808	186,010

Total Information Technology		2,246,504

Materials — 4.0%
Linde PLC	702	232,320

Total Common Stocks
(Cost $5,375,962)		5,851,364

Short-Term Investment — 1.0%

Money Market Fund — 1.0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.30%(b)
(Cost $61,070)	61,070	61,070

Total Investments — 100.6%
(Cost $5,437,032)		5,912,434
Other Assets and Liabilities, Net — (0.6)%		(37,836)
Net Assets — 100.0%		$5,874,598

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $182,096; total market value of collateral held consisted of non-cash U.S. Treasury securities collateral having a value of $184,845.
(b)	Reflects the 7-day yield at January 31, 2023.

Schedule of Investments ─ IQ Winslow Focused Large Cap Growth ETF (continued)

January 31, 2023 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(c)
Common Stocks	$5,851,364	$–	$–	$5,851,364
Short-Term Investment:
Money Market Fund	61,070	–	–	61,070
Total Investments in Securities	$5,912,434	$–	$–	$5,912,434

(c)	For a complete listing of investments and their industries, see the Schedule of Investments.